Intangible Assets, net (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,983,675	$ 4,932,198
Less: Accumulated amortization	(4,548,762)	(4,268,165)
Intangible assets, net	434,913	664,033
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	26,228	25,957
Land use rights
Finite-Lived Intangible Assets [Line Items]
Subtotal	310,447	307,241
Patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,647,000	$ 4,599,000